Asset Impairment And Exit Costs (Tables)	12 Months Ended
Dec. 31, 2011
Asset Impairment And Exit Costs [Abstract]
Schedule Of Asset Impairment And Exit Costs

(in millions)	2011	2010	2009
Separation programs:
European Union	$35	$27	$29
Eastern Europe, Middle East & Africa	6
Asia	7
Latin America & Canada	15

Total separation programs	63	27	29

Contract termination charges:
Eastern Europe, Middle East & Africa	12
Asia		20

Total contract termination charges	12	20	—

Asset impairment charges:
European Union	10
Eastern Europe, Middle East & Africa	7
Asia	8
Latin America & Canada	9

Total asset impairment charges	34

Asset impairment and exit costs	$109	$47	$29

Movement In The Exit Cost Liabilities

(in millions)
Liability balance, January 1, 2010	$84
Charges, net of accrual reversal of $5	47
Cash spent	(75)
Currency/other	(8)

Liability balance, December 31, 2010	$48

Charges	75
Cash spent	(98)
Currency/other	3

Liability balance, December 31, 2011	$28